Income Tax Note - Schedule of Canadian Federal and Provincial Statutory Income Tax Rate (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Canadian Federal and Provincial Statutory Income Tax Rate [Abstract]
Net Income/(Loss) before recovery of income taxes	$ 1,011,790	$ (51,159,048)
Expected income tax (recovery)/expense	268,124	(13,557,148)
Difference in foreign tax rates	6,871	966
Listing expense		10,992,625
Non-taxable fair value gain adjustment	(1,722,146)
Non-deductible loss on loan settlement	449,196
Share issue costs booked to equity	(246,802)
Other permanent expenses	1,787	2,061,001
Change in tax benefits not recognized	1,242,970	502,556
Income tax (recovery)/expense